Other Balance Sheet Components - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 16,668	$ 7,868
Less: accumulated depreciation and amortization	(4,123)	(2,150)
Property and equipment, net	12,545	5,718
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,123	2,002
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,201	1,174
Capitalized internal-use software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,842	1,842
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 9,502	$ 2,850